INVENTORIES - Additional information (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($) item
Public Utilities, Inventory [Line Items]
Number of inventory units | item				3
Inventory net available for sale				$ 47,410
Impairments of inventories	$ 3,085	$ 0	$ 60,398	$ 0
Automobiles For Either Leasing Or Sale [Member]
Public Utilities, Inventory [Line Items]
Number of inventory units | item	0		36	6
Inventory net for sale or sales-type leases	$ 0		$ 346,886	$ 80,523